AVAILABLE-FOR-SALE SECURITIES	3 Months Ended
Mar. 31, 2014
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

8.     AVAILABLE-FOR-SALE SECURITIES

  The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. The cost basis of available-for-sale securities is determined using the average cost method and they are carried at fair value. Detail on the Company's available-for-sale securities holdings is set out below:

	As at March 31, 2014	As at December 31, 2013
Available-for-sale securities in an unrealized gain position:
Cost (net of impairments)	$41,028	$30,583
Unrealized gains in accumulated other comprehensive income (loss)	31,123	11,530

Estimated fair value	72,151	42,113

Available-for-sale securities in an unrealized loss position:
Cost (net of impairments)	39,987	39,933
Unrealized losses in accumulated other comprehensive income (loss)	(6,320)	(7,465)

Estimated fair value	33,667	32,468

Total estimated fair value of available-for-sale securities	$105,818	$74,581

  During the first quarter of 2014, the Company received proceeds of $0.6 million (first quarter of 2013 — nil) and recognized a gain before income taxes of $0.3 million (first quarter of 2013 — nil) on the sale of certain available-for-sale securities.

  During the first quarter of 2014, certain available-for-sale securities fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. During the first quarter of 2014, the Company recorded an impairment loss of nil (first quarter of 2013 — $11.0 million) on certain available-for-sale securities that were determined to be other-than-temporarily impaired.

  At March 31, 2014, the fair value of available-for-sale securities in an unrealized loss position was $33.7 million (December 31, 2013 — $32.5 million) with total unrealized losses in accumulated other comprehensive loss of $6.3 million (December 31, 2013 — $7.5 million). Based on an evaluation of the severity and duration of the impairment of these available-for-sale securities (less than three months) and on the Company's intent to hold the investments for a period of time sufficient for a recovery of fair value, the Company does not consider these available-for-sale securities to be other-than-temporarily impaired as at March 31, 2014.